LAND USE RIGHTS (Schedule of Land Use Rights) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
LAND USE RIGHTS [Abstract]
Cost of land use rights	$ 4,884,596	$ 4,846,263
Less: Accumulated amortization	(566,927)	(465,555)
Land use rights, net	$ 4,317,669	$ 4,380,708